Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Revenue:	$ 3,666,521	$ 2,287,776	$ 8,835,040	$ 6,560,022
Cost of sales:	1,877,511	1,079,212	4,223,185	3,149,880
Gross profit	1,789,010	1,208,564	4,611,855	3,410,142
Operating expenses:
Amortization of operating lease right-of-use assets (Note 12)				6,781
Depreciation and amortization (Notes 4 & 5)	45,667	45,313	136,622	198,802
Directors fees (Note 13)	1,560	1,994	6,611	7,510
General and administrative	180,024	151,598	513,967	506,402
Loss on disposal of equipment				1,927
Provision for doubtful receivables	16,949		16,949
Salaries, wages, consultants and benefits	106,467	173,157	504,836	549,580
Selling and marketing (Note 13)	339,217	330,798	1,325,456	965,067
Stock-based compensation (Note 9 & 13)	65,705	104,778	155,154	277,348
Content and software development (Note 7)	1,227,647	810,933	3,348,815	2,384,134
Total operating expenses	1,983,236	1,618,571	6,008,410	4,897,551
Loss before other income (expense) and income taxes	(194,226)	(410,007)	(1,396,555)	(1,487,409)
Other income (expense):
Foreign exchange gain (loss)	(9,073)	3,094	3,060	(25,666)
Interest and other income	24,633	629	30,871	639
Loss before income taxes	(178,666)	(406,284)	(1,362,624)	(1,512,436)
Income tax recovery (expense)	955		73,573	919
Net loss and comprehensive loss	$ (177,711)	$ (406,284)	$ (1,289,051)	$ (1,511,517)
Basic loss per common share	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)
Diluted loss per common share	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)
Weighted average common shares outstanding, basic	131,304,499	131,304,499	131,304,499	131,304,499
Weighted average common shares outstanding, diluted	131,304,499	131,304,499	131,304,499	131,304,499